Financial Statements	12 Months Ended
Dec. 31, 2010
Financial Statements [Abstract]
FINANCIAL STATEMENTS
ADDITIONAL INFORMATION — FINANCIAL STATEMENTS SCHEDULE I
SEMICONDUCTOR MANUFACTURING INTERNATIONAL CORPORATION
FINANCIAL INFORMATION OF PARENT COMPANY
BALANCE SHEETS
(In US dollars, except share data)

	December 31,
	2010	2009	2008
ASSETS
Current assets:
Cash and cash equivalent	110,180,720	33,384,536	164,107,042
Restricted cash	7,500,000	12,502,008	—
Short-term investments	2,453,951	—	—
Accounts receivable, net	440,471	291,073	260,331
Amount due from subsidiaries	233,334,694	367,524,590	203,326,525
Prepaid expense and other current assets	1,291,686	2,528,056	30,767,721

Total current assets	355,201,522	416,230,263	398,461,619
Plant and equipment, net	6,638,222	8,164,963	5,210,772
Acquired intangible assets, net	139,510,804	160,939,520	187,061,939
Deferred cost, net	—	—	47,091,516
Investment in subsidiaries	2,099,436,556	1,826,666,595	2,553,682,338
Investment in equity affiliate	7,665,454	7,670,044	9,452,186

TOTAL ASSETS	2,608,452,558	2,419,671,385	3,200,960,370

LIABILITIES AND EQUITY
Current Liabilities:
Accounts payable	8,215,543	4,838,515	20,231,796
Accrued expenses and other current liabilities	27,314,886	72,893,883	81,367,429
Amount due to subsidiaries	187,698,654	77,516,511	61,512,045
Short-term borrowings	109,470,000	146,418,700	181,257,773
Current portion of promissory note	29,374,461	78,608,288	29,242,001
Current portion of long-term payables relating to license agreement	9,000,000	18,622,691	44,711,003
Commitment to issue shares and warrants Relating to litigation settlement	—	120,237,773	—
Income tax payable	1,868,371	—	474,983

Total current liabilities	372,941,915	519,136,361	418,797,030
Long-term liabilities:
Promissory notes	56,327,268	83,324,641	23,589,958
Long-term payables relating to license agreements	—	—	9,208,881
Other long term liabilities	9,646,000	20,970,000	—

Total long-term liabilities	65,973,268	104,294,641	32,798,839

Total liabilities	438,915,183	623,431,002	451,595,869

Equity:
Ordinary shares, $0.0004 par value, 50,000,000,000 shares authorized, 27,334,063,747, 22,375,886,604, and 22,327,784,827 shares issued and outstanding at December 31, 2010, 2009 and 2008, respectively	10,933,707	8,950,355	8,931,114
Additional paid-in capital	3,858,642,524	3,499,723,153	3,489,382,267
Accumulated other comprehensive (loss) income	(1,092,291)	(386,163)	(439,123)
Accumulated deficit	(1,698,946,565)	(1,712,046,962)	(748,509,757)

Total equity	2,169,537,375	1,796,240,383	2,749,364,501

TOTAL LIABILITIES AND EQUITY	2,608,452,558	2,419,671,385	3,200,960,370

FINANCIAL INFORMATION OF PARENT COMPANY
STATEMENTS OF OPERATIONS
(In US dollars)

	Year ended December 31,
	2010	2009	2008
Revenue	14,508,954	20,943,735	208,459,285
Operating expenses:
General and administrative expenses	29,811,340	111,308,433	48,818,885
Amortization of deferred cost and acquired intangibles assets	21,428,716	32,965,281	51,728,389
Impairment loss of long-lived assets	—	5,630,237	966,667
Litigation settlement	—	55,182,838	—

Total operating expenses	51,240,056	205,086,789	101,513,941

Income (loss) from operations	(36,731,102)	(184,143,054)	106,945,344

Other income (expense):
Interest income	358,830	399,655	571,870
Interest expense	(4,714,813)	(7,314,896)	(11,637,266)
Change in the fair value of commitment to issue shares and warrants	(29,815,452)	(30,100,793)	—
Other income (expense), net	(5,493,222)	7,563,790	(3,889,327)

Total other expense, net	(39,664,657)	(29,452,244)	(14,954,723)

Net income (loss) before income tax	(76,395,759)	(213,595,298)	91,990,621

Income tax expense	(4,631,225)	(9,163,471)	(15,030,257)
Loss from equity investment	284,830	(1,782,142)	(444,211)
Profit (loss) from investment in subsidiaries	93,842,551	(738,996,294)	(516,747,273)

Net income (loss)	13,100,397	(963,537,205)	(440,231,120)
FINANCIAL INFORMATION OF PARENT COMPANY
STATEMENTS OF CASH FLOWS
(In US dollars)

	Year ended December 31,
	2010	2009	2008
Operating activities
Net income (loss)	13,100,397	(963,537,205)	(440,231,120)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Loss (profit) from investment in subsidiaries	(93,842,551)	738,996,294	516,747,273
Loss from equity investment	(284,830)	1,782,142	444,211
Depreciation and amortization	23,474,623	34,357,584	51,733,790
Impairment loss of long-lived assets	—	5,630,237	966,667
Share-based compensation	8,794,633	10,145,101	11,617,572
Non-cash interest expense on promissory note and long-term payable relating to license agreements	3,840,668	2,557,329	6,208,530
Litigation settlement (noncash portion)	—	9,211,849	—
Change in the fair value of commitment to issue shares and warrants	29,815,452	30,100,793	—
Allowance for doubtful accounts	630	30,911,015	—
Other non-cash expense	516,910	—	—
Changes in operating assets and liabilities:
Accounts receivable, net	(150,028)	(32,671)	10,710,359
Amount due from subsidiaries	134,189,896	(194,240,814)	(102,943,505)
Prepaid expense and other current assets	1,236,370	(2,669,420)	(18,489,522)
Accounts payable	6,636,844	(232,240)	1,482,771
Amount due to subsidiaries	110,182,143	16,004,466	(15,250,847)
Accrued expenses and other current liabilities	(40,072,877)	(11,978,670)	50,055,886
Other long term liabilities	(11,324,000)	20,970,000	—
Liability T settlement	—	212,167,381	—
Income tax payable	1,868,371	(474,983)	(675,000)
Dividend received from a subsidiary	—	—	47,000,000
Net cash provided by operating activities	187,982,651	(60,331,813)	119,377,065
Investing activities:
Purchase of plant and equipment	(3,778,983)	(19,507,536)	(145,071,160)
Proceeds from sell of plant and equipment and other Asset	—	64,899,316	81,720,082
Purchases of acquired intangible assets	(14,716,700)	(41,728,828)	(75,639,710)
Purchase of short-term investments	(2,453,951)	—	—
Investment in subsidiaries	(179,000,125)	(11,980,551)	(122,038,065)
Change in restricted cash	5,002,008	(12,502,008)	—
Net cash used in investing activities	(194,947,751)	(20,819,606)	(261,028,853)
Financing activities:
Proceeds from short-term borrowing	104,270,000	80,464,986	418,357,773
Repayment of short-term debt	(141,218,700)	(115,304,059)	(257,100,000)
Repayment of promissory notes	(80,000,000)	(15,000,000)	(30,000,000)
Proceeds from exercise of employee stock options	2,217,678	215,026	796,269
Proceeds from issuance of ordinary shares	199,122,212	—	168,100,000
Net cash provided by (used in) financing activities	84,391,190	(49,624,047)	300,154,042
Effect of exchange rate changes	(629,906)	52,960	(437,242)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	76,796,184	(130,722,506)	158,065,012
CASH AND CASH EQUIVALENTS, beginning of period	33,384,536	164,107,042	6,042,030
CASH AND CASH EQUIVALENTS, end of period	110,180,720	33,384,536	164,107,042
SUPPLEMENTAL DISCLOSURES OF NON-CASH INVESTING AND FINANCIAL ACTIVITIES
Inception of accounts payable for plant and equipment	(328,168)	(1,587,984)	(20,231,796)
Inception of long-term payable for acquired intangible assets	—	—	(9,208,881)